INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2024
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Current
- PRC income tax expenses	$93,224	$19,894	$14,237
Deferred
- PRC income tax expenses	303,768	117	1,142

Total	$396,992	$20,011	$15,379

Schedule of deferred tax assets and liabilities

	As of	As of
	February 28,	February 29,
	2023	2024
Deferred tax assets:
Advertising expense and prepaid rental	$194,423	$189,712
Property and equipment	2,988	2,628
Impairment loss on long-term investments	41,412	47,660
Others	45,927	66,107
Tax losses carry-forward	323,066	252,109
Less: valuation allowance	(601,843)	(553,596)

Deferred tax assets, net	$5,973	$4,620

Deferred tax liabilities:
Intangible assets	57	449
Others	1,506	1,911

Deferred tax liabilities	$1,563	$2,360

Schedule of provision for income taxes

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
(Loss) / income before provision for income tax	$(778,130)	$(109,719)	$17,483
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	(194,533)	(27,430)	4,371
Effect of non-deductible expenses and loss and super deduction expenses	108,961	(10,200)	5,669
Effect of income tax exemptions and preferential tax rates	(68,090)	(47,062)	(700)
Effect of income tax rate difference in other jurisdictions	97,306	75,598	(70)
Change in valuation allowance	453,348	29,105	6,109

Income tax expense	$396,992	$20,011	$15,379

Schedule of tax holiday

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Increase in income tax expenses	$68,090	$47,062	$700
Net loss per common share-basic	$(5.61)	$(0.86)	$(0.02)
Net loss per common share-diluted	$(5.61)	$(0.86)	$(0.02)